CONVERTIBLE REDEEMABLE PREFERRED SHARES (Tables)	12 Months Ended
Dec. 31, 2015
CONVERTIBLE REDEEMABLE PREFERRED SHARES
Schedule of convertible redeemable preferred shares activities for the years

	Series A Shares		Series B Shares		Series C Shares		Series D Shares		Series E Shares		Class A Shares
	Number of shares	Amount RMB	Number of shares	Amount RMB	Number of shares	Amount RMB	Number of shares	Amount RMB	Number of shares	Amount RMB	Number of shares	Amount RMB

Balance as of January 1, 2013	5,000,000	64,138,820	12,123,314	291,988,956	17,348,382	501,093,982	10,000,000	312,418,008	—	—	—	—

Issuance of Series E Shares, net of issuance costs	—	—	—	—	—	—	—	—	18,554,545	623,110,783	—	—
Conversion of convertible promissory notes to Class A Shares	—	—	—	—	—	—	—	—	—	—	5,429,948	150,824,865
Conversion of convertible bonds to Class A Shares	—	—	—	—	—	—	—	—	—	—	4,997,425	138,811,004
Accretion on convertible redeemable preferred shares to redemption value	—	4,008,032	—	35,069,326	—	74,328,662	—	65,070,473	—	7,094,798	—	5,563,627

Balance as of December 31, 2013	5,000,000	68,146,852	12,123,314	327,058,282	17,348,382	575,422,644	10,000,000	377,488,481	18,554,545	630,205,581	10,427,373	295,199,496

	Series A Shares		Series B Shares		Series C Shares		Series D Shares		Series E Shares		Class A Shares
	Number of shares	Amount RMB	Number of shares	Amount RMB	Number of shares	Amount RMB	Number of shares	Amount RMB	Number of shares	Amount RMB	Number of shares	Amount RMB

Balance as of December 31, 2013	5,000,000	68,146,852	12,123,314	327,058,282	17,348,382	575,422,644	10,000,000	377,488,481	18,554,545	630,205,581	10,427,373	295,199,496

Issuance of Series E Shares, net of issuance costs	—	—	—	—	—	—	—	—	4,545,455	153,996,180	—	—
Accretion on convertible redeemable preferred shares to redemption value	—	69,598	—	3,451,997	—	75,476,317	—	51,479,102	—	97,696,064	—	22,601,694
Conversion of convertible redeemable preferred shares to Class B common shares upon completion of the initial public offering	(5,000,000)	(68,216,450)	(12,123,314)	(330,510,279)	(17,348,382)	(650,898,961)	(10,000,000)	(428,967,583)	(23,100,000)	(881,897,825)	(10,427,373)	(317,801,190)

Balance as of December 31, 2014	—	—	—	—	—	—	—	—	—	—	—	—